INTANGIBLE ASSET – PURCHASED SOFTWARE, NET (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET

Intangible asset – Purchased Software, net, is comprised of the following at:

	December 31,	June 30,
	2021	2021
Purchased software	$3,875,256	$3,905,228
Less: accumulated amortization	(2,275,323)	(1,826,181)
Purchased software, net	$1,599,933	$2,079,047

Intangible asset – Purchased Software, net, is comprised of the following at:

	June 30,
	2021	2020
Purchased software	$3,905,228	$3,759,021
Less: accumulated amortization	(1,826,181)	(923,904)
Purchased software, net	$2,079,047	$2,835,117

SCHEDULE OF INTANGIBLE ASSET BY DEVELOPED SOFTWARE

Intangible asset – Purchased Software consists of the following three software technologies:

Alpha Predictions developed software	$448,255
Travel Buddhi developed software	114,420
CloseComms developed software	1,037,258
Total developed software	$1,599,933

Intangible asset – Purchased Software consists of the following three developed software technologies:

Alpha Predictions purchased software	$899,362
Travel Buddhi purchased software	114,785
CloseComms purchased software	1,064,900
Total purchased software	$2,079,047

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

Future amortization expense related to the existing net carrying amount of developed software at December 31, 2021 is expected to be as follows:

Remainder of fiscal year 2022	$402,668
Fiscal year 2023	564,743
Fiscal year 2024	415,325
Fiscal year 2025	217,197
$1,599,933

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

Future amortization expense related to the existing net carrying amount of developed software at June 30, 2021 is expected to be as follows:

Fiscal year 2022	$932,239
Fiscal year 2023	605,370
Fiscal year 2024	425,498
Fiscal year 2025	115,490
$2,079,047